Taxes (Details 3) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Schedule of taxes payable
Income tax payable	$ 285,821	$ 444,064
Value added tax payable	24,584	11,819
Other taxes payable	8,279	23,973
Total	$ 318,685	$ 479,856